Employees' Stock Option Plans (ESOP) - Additional Information (Details) $ / shares in Units, $ in Thousands, ₨ in Millions					2 Months Ended	12 Months Ended
	May 02, 2024 INR (₨) shares Installment	May 02, 2024 USD ($) shares Installment	Jun. 22, 2019 shares	Mar. 31, 2016 shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 INR (₨) shares	Mar. 31, 2025 USD ($) shares $ / shares	Mar. 31, 2024 USD ($) shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized					4,800,000,000		4,800,000,000	4,800,000,000
Number of shares outstanding					4,143,607,528		4,143,607,528	4,139,950,635
Treasury shares					9,655,927		9,655,927	10,916,829	12,172,119	13,725,712
Total granted						6,093,927	6,093,927	9,504,262	6,159,511
Carrying value of liability towards cash settled share based payments | $					$ 2,000		$ 2,000	$ 2,000
2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Exercised | $ / shares							$ 18.75	$ 16.39	$ 18.75
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted	70,699	70,699
Fair value of instruments eligibility for one time equity grants						₨ 100.0	$ 1,200
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						3 years	3 years
Total granted						47,000	47,000
2019 Stock Ownership Program | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized			50,000,000
Shares issued by secondary acquisition of shares			45,000,000
Vesting period						3 years	3 years
2019 Stock Ownership Program | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						1 year	1 year
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Instruments average vesting period				4 years
Treasury shares					9,655,927		9,655,927	10,916,829
Number of shares earmarked for welfare activities of the employees					200,000		200,000	200,000
Weighted average exercise price, Exercised | $ / shares							$ 18.89	$ 17.07	$ 18.83
2015 Stock Incentive Compensation Plan | Annual Performance Equity Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU	₨ 347.5	$ 4,170
Total granted	245,679	245,679
2015 Stock Incentive Compensation Plan | Annual Performance Equity ESG Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU	₨ 20.0	$ 240
Total granted	14,140	14,140
2015 Stock Incentive Compensation Plan | Annual Performance Equity TSR Grant | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments annual grant performance based RSU	₨ 50.0	$ 600
Total granted	35,349	35,349
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.	will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.
Total granted					16,204
Fair value of instruments eligibility annual equity grants	₨ 30.0	$ 350
Number of annual installments | Installment	3	3
Description of vesting requirements for share-based payment arrangement	will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.	will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						Time based RSUs will vest over four years.	Time based RSUs will vest over four years.
Vesting period						4 years	4 years
Total granted						69,470	69,470
Description of vesting requirements for share-based payment arrangement						Time based RSUs will vest over four years.	Time based RSUs will vest over four years.
2015 Stock Incentive Compensation Plan | Restricted Stock Units and Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period				will generally vest over a period of 4 years
Description of vesting requirements for share-based payment arrangement				will generally vest over a period of 4 years
2015 Stock Incentive Compensation Plan | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized				24,038,883
2011 Restricted Stock Units Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares outstanding				11,223,576
Incentive Units Cash Settled | Annual Grant of Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
cash settled options outstanding (net of forfeitures)					288,384		288,384	291,795